EMPLOYEE BENEFIT PLAN (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
Maximum annual contributions (as a percent)	100.00%		100.00%
Employer match (as a percent)	4.00%		4.00%
Benefit plan expense	$ 108,816	$ 12,240	$ 183,439	$ 22,559